Note 20 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets	$ 29,055	$ 4,541
Non-current assets	28,659	11,445
Current liabilities	25,581	20,033
Long-term liabilities	87,593	76,022
Net operating revenues	39,363	28,433	$ 13,075
Net loss	(13,404)	$ (351)	$ (8,507)
City of Athens [Member]
Current assets	218
Non-current assets	12,664
Current liabilities	68
Long-term liabilities
Net operating revenues
Net loss	(20)
Eco Nine [Member]
Current assets	4
Non-current assets	7,840
Current liabilities
Long-term liabilities
Net operating revenues
Net loss	$ (35)